Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2024
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables	Customers

	September 30, 2024		December 31, 2023
Domestic customers, net	Ps.	83,746,763	Ps.	79,069,658
Export customers, net	35,636,236		32,324,773
Total customers, net	Ps.	119,382,999	Ps.	111,394,431

Summary of Other Accounts Receivable	Other financial and non-financial accounts receivable

	September 30, 2024		December 31, 2023
Financial assets:
Sundry debtors (1)	Ps.	34,161,892	Ps.	35,253,635
Employees and officers	5,675,641		5,633,492
Total financial assets	Ps.	39,837,533	Ps.	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	71,036,591	Ps.	155,336,028
Special Tax on Production and Services	13,055,658		2,603,657
Other accounts receivable	4,963,128		5,139,993
Total non-financial assets	Ps.	89,055,377	Ps.	163,079,678

(1)Includes Ps.(901,656) and Ps.(827,739) of impairment, as of September 30, 2024 and December 31, 2023, respectively.